Plant and Equipment, Goodwill and Other Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Gross plant and equipment	$ 3,670.1	$ 3,155.9
Accumulated depreciation	(1,633.2)	(1,390.8)
Total plant and equipment, net	2,036.9	1,765.1
Goodwill [Roll Forward]
Balance at December 31, 2012	1,923.9
Current year acquisitions	1,014.3
Translation and other	(13.4)
Balance at December 31, 2013	2,924.8
Intangible assets, gross [Abstract]
Customer relationships	519.2	136.3
Patents and technology	425.4	198.0
Trademarks	69.3	71.6
Noncompete agreements, engineering drawings and other	103.0	87.0
Total intangible assets	1,116.9	492.9
Accumulated amortization	(213.2)	(157.1)
Total intangibles, net	903.7	335.8
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	76.9
2015	59.7
2016	51.9
2017	51.0
2018	48.7
DPS [Member]
Goodwill [Roll Forward]
Balance at December 31, 2012	744.4
Current year acquisitions	1,011.4
Translation and other	(10.6)
Balance at December 31, 2013	1,745.2
V&M [Member]
Goodwill [Roll Forward]
Balance at December 31, 2012	318.8
Current year acquisitions	2.9
Translation and other	(4.1)
Balance at December 31, 2013	317.6
Process and Compression Systems (PCS) [Member]
Goodwill [Roll Forward]
Balance at December 31, 2012	860.7
Current year acquisitions	0
Translation and other	1.3
Balance at December 31, 2013	862.0
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	132.2	100.0
Buildings [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	743.7	610.5
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	1,661.6	1,387.5
Tooling, dies, patterns, etc. [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	208.5	205.3
Office furniture & equipment [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	210.4	177.1
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	348.2	288.3
Assets under capital leases [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	106.7	102.5
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	230.5	251.6
All other [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	$ 28.3	$ 33.1